Convertible Debentures (Details Narrative)		1 Months Ended
	Sep. 04, 2020 CAD ($) $ / shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Sep. 25, 2020 CAD ($) $ / shares	Sep. 23, 2020 CAD ($) $ / shares	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jun. 03, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 14, 2021 CAD ($)
Statement [Line Items]
Unsecured convertible debenture										$ 102,389
Non related parties [Member]
Statement [Line Items]
Unsecured convertible debenture	$ 500,000			$ 100,000	$ 200,000	$ 5,834	$ 1,076	$ 250,000	$ 12,671
Accrued interest							$ 43,068		$ 16,329
Principle amount of convertible debentures		$ 308,028
Debenture interest rate, percentage	8.00%			8.00%	8.00%
Debenture maturity date	Dec. 03, 2020			Dec. 24, 2020	Dec. 22, 2020
Conversion price per share | $ / shares	$ 1.15	$ 0.20		$ 1.15	$ 1.15
Loss on debt modification			$ 197,205
Converted in common shares | shares		1,540,135	1,540,135